Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
Guarantees
Maturity less than 1 year	SFr 27,814	SFr 26,395
Maturity greater than 1 year	14,639	13,119
Total gross amount	42,453	39,514
Total net amount	41,278	38,300
Carrying value	804	817
Collateral received	8,111	8,801
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,820	1,962
Maturity greater than 1 year	979	1,171
Total gross amount	2,799	3,133
Total net amount	2,568	2,913
Carrying value	10	13
Collateral received	1,817	2,043
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,212	5,109
Maturity greater than 1 year	1,643	2,005
Total gross amount	6,855	7,114
Total net amount	5,916	6,124
Carrying value	52	76
Collateral received	2,958	3,090
Derivatives
Guarantees
Maturity less than 1 year	17,216	15,864
Maturity greater than 1 year	10,274	7,943
Total gross amount	27,490	23,807
Total net amount	27,490	23,807
Carrying value	702	684
Other guarantees
Guarantees
Maturity less than 1 year	3,566	3,460
Maturity greater than 1 year	1,743	2,000
Total gross amount	5,309	5,460
Total net amount	5,304	5,456
Carrying value	40	44
Collateral received	3,336	3,668
Bank
Guarantees
Maturity less than 1 year	27,814	26,395
Maturity greater than 1 year	14,639	13,148
Total gross amount	42,453	39,543
Total net amount	41,278	38,329
Carrying value	804	817
Collateral received	8,111	8,801
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	1,820	1,962
Maturity greater than 1 year	979	1,166
Total gross amount	2,799	3,128
Total net amount	2,568	2,908
Carrying value	10	13
Collateral received	1,817	2,043
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,212	5,109
Maturity greater than 1 year	1,643	2,005
Total gross amount	6,855	7,114
Total net amount	5,916	6,124
Carrying value	52	76
Collateral received	2,958	3,090
Bank | Derivatives
Guarantees
Maturity less than 1 year	17,216	15,864
Maturity greater than 1 year	10,274	7,943
Total gross amount	27,490	23,807
Total net amount	27,490	23,807
Carrying value	702	684
Bank | Other guarantees
Guarantees
Maturity less than 1 year	3,566	3,460
Maturity greater than 1 year	1,743	2,034
Total gross amount	5,309	5,494
Total net amount	5,304	5,490
Carrying value	40	44
Collateral received	SFr 3,336	SFr 3,668